Note 24 - Intangible Assets	12 Months Ended
Dec. 31, 2024
Statement Line Items [Line Items]
Disclosure of intangible assets [text block]

Note 24. Intangible Assets

As of December 31, 2024, and 2023, the Company did not have an intangible asset balance. The Company wrote-off its intangible assets of $0.1 million during the year ended December 31, 2022.